LEASES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Disclosure Text Block [Abstract]
Lessee, Operating Lease, Disclosure [Table Text Block]
As of March 31, 2020, the Company's lease components included in the consolidated balance sheet were as follows:

Lease component	Classification	March 31, 2020
Assets
ROU assets - operating lease	Other assets	$96,354
Total ROU assets		$96,354
Liabilities
Current operating lease liability	Current liabilities	$21,704
Long-term operating lease liability	Other liabilities	75,992
Total lease liabilities		$97,696

As of December 31, 2019, the Company's lease components included in the consolidated balance sheet were as follows:

Lease component	Classification	December 31, 2019
Assets
ROU assets - operating lease	Other assets	$101,883
Total ROU assets		$101,883
Liabilities
Current operating lease liability	Current liabilities	$21,365
Long-term operating lease liability	Other liabilities	81,494
Total lease liabilities		$102,859

Lease, Cost [Table Text Block]
Rent expense is recognized on a straight-line basis over the life of the lease. Rent expense consists of the following:

Three months ended
March 31, 2020
Operating lease costs	$6,288
Total rent expense	$6,288

Rent expense is recognized on a straight-line basis over the life of the lease. Rent expense consists of the following:

Twelve months ended
December 31, 2019
Operating lease costs	$16,830
Short term lease cost	3,000
Total rent expense	$19,830

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Future minimum lease payments under non-cancellable leases were as follows:

March 31, 2020
2020 - remaining nine months	$18,239
2021	24,886
2022	25,633
2023	26,402
2024	8,886
2025 and beyond	-
Total future minimum lease payments	$104,046
Less: Interest	6,350
Total operating lease liabilities	$97,696
Current operating lease liability	$21,704
Long-term operating lease liability	75,992
Total operating lease liabilities	$97,696

Future minimum lease payments under non-cancellable leases were as follows:

December 31, 2019
2020	$24,161
2021	24,886
2022	25,633
2023	26,402
2024	8,886
2025 and beyond	-
Total future minimum lease payments	$109,968
Less: Interest	7,109
Total operating lease liabilities	$102,859
Current operating lease liability	$21,365
Long-term operating lease liability	81,494
Total operating lease liabilities	$102,859